12. Exploration costs	9 Months Ended
Sep. 30, 2016
Exploration Costs
Note 12. Exploration costs

	Three months ended		Nine months ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
United States	$347	$781	$923	$3,121
Mongolia	58	269	340	1,074
Other	(8)	16	79	98
	$397	$1,066	$1,342	$4,293